Digital Assets (Tables)	9 Months Ended
Sep. 30, 2024
Digital Assets [Line Items]
Schedule of Digital Asset Holdings	Digital asset holdings were comprised of the following:
	September 30,	December 31,
	2024	2023
ETH	$-	$7,123,300
USDT	-	573,400
	$-	$7,696,700

ETH [Member]
Digital Assets [Line Items]
Schedule of Additional Information About Digital Assets	The following table presents additional information about ETH for the nine months ended September 30, 2024 and 2023:
	For the Nine Months Ended September 30,
	2024	2023
Opening balance	$7,123,300	$369,200
Cumulative-effect adjustment of opening balance due to adoption of fair value measurement	-	30,600
Addition of ETH staking reward and other services	14,300	17,700
Purchases of ETH from exchange of USDT	2,000,400	1,904,700
Purchases of ETH from exchange of USDC	-	2,894,300
Exchange of ETH into USDT	(9,009,500)	-
Exchange of ETH into USDC	(2,391,700)	-
Return of ETH to a third party	-	(48,500)
Payment of ETH for other expenses	(100)	(1,300)
Investment income from sales of ETH	24,600	-
Changes in fair value of ETH	2,238,700	(189,000
	$-	$4,997,700

USDT [Member]
Digital Assets [Line Items]
Schedule of Additional Information About Digital Assets	The following table presents additional information about USDT for the nine months ended September 30, 2024 and 2023:
	For the Nine Months Ended September 30,
	2024	2023
Opening balance	$573,400	$90,100
Purchases of USDT from exchange of digital assets	9,528,000	-
Purchases of USDT from exchange of USDC	1,740,400	-
Collection of USDT from subscription advance from investors	2,675,000	-
Exchange of USDT into ETH	(2,000,400)	-
Exchange of USDT into USD	(12,307,100)	-
Payment of service fees	(209,300)	(87,800)
	$-	$2,300